17. Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings Loss Per Share
Earnings (loss) Per Share

The following shares were excluded from the calculation of diluted net income (loss) per share as they were anti-dilutive shares as of December 31, 2011, 2012 and 2013, respectively:

	Years ended December 31,
	2011	2012	2013
Stock options and warrants	592,312	440,075	413,525
Total anti-dilutive shares	592,312	440,075	413,525

The following table is a reconciliation of the numerators and denominators used in the calculation of basic and diluted earnings (loss) per share and the weighted-average ordinary shares outstanding for the years ended December 31, 2011, 2012 and 2013:

	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the
				Year Ended
				December 31,
	2011	2012	2013	2013
Net loss	¥(18,830,869)	¥(4,509,616)	¥(7,451,510)	$(1,230,902)
Net loss from continuing operations	(24,440,221)	(4,509,616)	(7,451,510)	(1,230,902)
Gain from discontinued operations	5,609,352	-	-	-
Basic weighted-average ordinary shares outstanding	4,130,221	4,213,318	4,224,676	4,224,676
Effect of dilutive securities:
Stock options and warrants	-	-	-	-
Diluted weighted-average ordinary shares outstanding	4,130,221	4,213,318	4,224,676	4,224,676
Basic earnings (loss) per share	¥(4.56)	¥(1.07)	¥(1.76)	$(0.29)
- Continuing operations	(5.92)	(1.07)	(1.76)	(0.29)
- Discontinued operations	1.36	-	-	-
Diluted earnings (loss) per share	¥(4.56)	¥(1.07)	¥(1.76)	$(0.29)
- Continuing operations	(5.92)	(1.07)	(1.76)	(0.29)
- Discontinued operations	1.36	-	-	-